Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of inventories [Abstract]
Total inventories	$ 315,576	$ 277,366	$ 250,360	$ 321,789	$ 179,644	$ 147,090	$ 176,651
Spare parts and consumables [Member]
Schedule of inventories [Abstract]
Total inventories	$ 315,576	$ 277,366	$ 250,360	$ 321,789	$ 179,644	$ 147,090	$ 176,651